Pro Forma Financial Information	6 Months Ended
Jun. 30, 2016
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Pro Forma Financial Information

(b) Pro forma financial information.

The pro forma financial information concerning the acquisition of the business operations of our PRC entities appears below.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments	Pro Forma Consolidated
	(historical)	(historical)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$	$6,709,012		$6,709,012
Prepayments		1,092,521		1,092,521
Other receivable and deposit		1,459,506		1,459,506
Total current assets		9,261,039		9,261,039

PROPERTY AND EQUIPMENT, NET		383,711		383,711
TOTAL ASSETS	$-	$9,644,750		$9,644,750

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$	$602,025		$602,025
Business and related taxes payable		1,015,604		1,015,604
Other payable		6,568,941		6,568,941
Loan from director	2,000	-	(2,000)	-	B
	2,000	8,186,571		8,186,571
TOTAL LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Common Stock	5,460	-	337,500	342,960	A/B
Additional paid-in capital	17,640	1,721,020	(360,600)	1,378,060	A/B
Accumulated deficit	(25,100)	(212,469)	25,100	(212,469	)B
Accumulated other comprehensive income (deficit)	-	(50,372)		(50,372)
Total Equity	(2,000)	1,458,179		1,458,179

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$-	$9,644,750		$9,644,750

(1)	Source: unaudited financial statements of Sino Fortune as of June 30, 2016, as filed in the Quarterly Report on Form 10Q filed with the SEC on August 15, 2016.

(2)	Source: unaudited financial statements of Benefactum Alliance (Beijing) Co., Ltd (“Benefactum Alliance “) as of June 30, 2016, as filed in this Form 8K filed with the SEC.

(A)	Reflection of the issuance of 337,500,000 to the ultimate shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.

(B)	Elimination of Sino Fortune’s capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.

See accompanying notes to pro forma consolidated financial statements.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments		Pro Forma Consolidated
	(historical)	(historical)
REVENUES	$	$11,307,547	$		$11,307,547
OPERATING EXPENSES
Selling, general and administrative expenses	2,392	10,041,469			10,043,861
Business and related taxes		40,546			40,546
Depreciation		65,547			65,547
Total operating expenses	2,392	10,147,561			10,149,953
INCOME (LOSS) FROM OPERATIONS	(2,392)	1,159,986			1,157,594
Interest Income		59,525			59,525
Interest expense and bank charges		(4,826)			(4,826)
Other	7,957	(42,206)			(34,249)
Total other expenses, net	7,957	12,493			20,450
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	5,565	1,172,479			1,178,044
INCOME TAX PROVISION (BENEFIT)		121,489			121,489
NET INCOME (LOSS)	$5,565	$1,050,990	$		$1,056,555
Earnings per share	$0.00	$0.00	$		$0.00
Weighted average shares outstanding	5,460,000			337,500,000	342,960,000

See accompanying notes to pro forma consolidated financial statements.

NOTE 1 BASIS OF PRESENTATION

On May 13, 2016, Sino Fortune Holding Corporation (“Sino Fortune”) entered into a share exchange agreement (the “Share Exchange Agreement”) and on September 14, 2016, we entered into an amendment to the Share Exchange Agreement (the “Amendment”) with Benefactum Alliance Holdings Company Limited, a British Virgin Islands company, the (“Benefactum Alliance”), and all the shareholders of Benefactum Alliance, namely, Mr. Bodang Liu, Avis Genesis Inc. and Manor Goldie Inc. (each a “Shareholder” and collectively the “Shareholders”), to acquire all the issued and outstanding capital stock of Benefactum Alliance in exchange for the issuance to the Shareholders an aggregate of 337,500,000 restricted shares of our common stock (the “Reverse Merger”).The Reverse Merger closed on September 29, 2016. As a result, Benefactum Alliance became our wholly owned subsidiary. As of the day of this report, Sino Fortune Holding Corporation has a total of 342,960,000 shares of common stock outstanding.

Benefactum Alliance is a holding company incorporated under the laws of British Virgin Islands on March 15, 2016. On April 7, 2016, Benefactum Alliance incorporated Benefactum Sino Limited (“Benefactum Sino”) in Hong Kong SAR. Benefactum Sino, in turn, incorporated Benefactum Alliance (Shenzhen) Investment Consulting Company Limited (“Benefactum Shenzhen” or “WFOE”) in the People’s Republic of China with a registered capital of RMB 100,000 on April 21, 2016. WFOE has entered into a series of contractual agreements with Benefactum Alliance Business Consultant (Beijing) Co., Ltd. (“Benefactum Beijing”), a company incorporated in the People’s Republic of China on September 10, 2013 with a registered capital of RMB50,000,000.

The acquisition of Benefactum Alliance was accounted for as a recapitalization effected by a share exchange, wherein Benefactum Alliance is considered the acquirer for accounting and financial reporting purposes with no adjustment to the historical basis of its assets and liabilities. Benefactum Alliance’s Shareholders become the majority shareholders and have control of the Company and, Sino Fortune was a non-operating public shell prior to the acquisition. As a result of the acquisition of Benefactum Alliance, Sino Fortune is no longer a shell company. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination.

Benefactum Sino is an intermediate holding company and Benefactum Shenzhen is a wholly foreign owned entity (“WFOE”) of Benefactum Sino, Benefactum Shenzhen had no operations prior to reverse merger with Sino Fortune. Accordingly, the accompanying pro forma consolidated financial statements present the accounts of Sino Fortune and Benefactum Alliance (Beijing), the operating entity that was incorporated and based in PRC.

The accompanying pro forma consolidated statements of operations are for the six months ended June 30, 2016, as if the acquisition occurred on January 1, 2016. The accompanying pro forma consolidated balance sheets present the accounts of Sino Fortune and Benefactum Alliance (Beijing) as if the acquisition occurred on January 1, 2016.

The following adjustments would be required if the acquisition occurred as indicated above:

a.	Reflection of the issuance of 337,500,000 shares to the shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.

b.	Elimination of Sino Fortune’s capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments	Pro Forma Consolidated
	(historical)	(historical)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$634	$5,712,741	(634)	$5,712,741
Prepayments		193,358		193,358
Other receivable and deposit		882,711		882,711
Total current assets		6,788,810		6,788,810

Property and equipment, net	5,600	671,943	(5,600)	671,943
TOTAL ASSETS	$6,234	$7,460,753		$7,460,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$	$1,064,670		$1,064,670
Business and related taxes payable		556,813		556,813
Other payable		5,410,913		5,410,913
Loan from director	13,800	-	(13,800)	-	B
TOTAL LIABILITIES	13,800	7,032,396		7,032,396
COMMITMENTS AND CONTINGENCIES

EQUITY
Common Stock	5,460	-	337,500	342,960	B
Additional paid-in capital	17,640	1,721,020	(360,600)	1,378,060	B
Accumulated deficit	(30,666)	(1,263,459)	30,666	(1,263,459	)B
Accumulated other comprehensive income (deficit)	-	(29,204)		(29,204)
Total Equity	(7,566)	428,357		428,357

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$6,234	$7,460,753		$7,460,753

(1)	Source: audited financial statements of Sino Fortune as of December 31, 2015, as filed on Form 10KT filed with the SEC on September 20, 2016.

(2)	Source: audited financial statements of Benefactum Alliance (Beijing) Co., Ltd (“Benefactum Alliance “) as of December 31, 2015, as filed in this Form 8K filed with the SEC.

(A)	Reflection of the issuance of 337,500,000 to the ultimate shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.

(B)	Elimination of Sino Fortune’s capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.

See accompanying notes to pro forma consolidated financial statements.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments		Pro Forma Consolidated
	(historical)	(historical)
Net sales	$980	$11,966,286	$		$11,967,266
OPERATING EXPENSES
Selling, general and administrative expenses	27,865	11,561,962			11,589,827
Business and related taxes		78,038			78,038
Depreciation		128,400			128,400
Total operating expenses	27,865	11,768,400			11,796,265
INCOME (LOSS) FROM OPERATIONS	(26,885)	197,886			171,001
Interest Income		15,701			15,701
Interest expense and bank charges		(3,165)			(3,165)
Other	-	(55,355)			(55,355)
Total other expenses, net	(26,885)	(42,819)			(69,704)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(26,885)	155,067			128,182
OTHER COMPREHENSIVE LOSS		(29,833)			(29,833)
COMPREHENSIVE INCOME (LOSS)	$(26,885)	$125,234	$		$98,349
Earnings per share	$0.01	$0.00			0.00
Weighted average shares outstanding	5,220,877			337,500,000	342,720,877

NOTE 1 BASIS OF PRESENTATION

On May 13, 2016, Sino Fortune Holding Corporation (“Sino Fortune”) entered into a share exchange agreement (the “Share Exchange Agreement”) and on September 14, 2016, we entered into an amendment to the Share Exchange Agreement (the “Amendment”) with Benefactum Alliance Holdings Company Limited, a British Virgin Islands company, the (“Benefactum Alliance”), and all the shareholders of Benefactum Alliance, namely, Mr. Bodang Liu, Avis Genesis Inc. and Manor Goldie Inc. (each a “Shareholder” and collectively the “Shareholders”), to acquire all the issued and outstanding capital stock of Benefactum Alliance in exchange for the issuance to the Shareholders an aggregate of 337,500,000 restricted shares of our common stock (the “Reverse Merger”).The Reverse Merger closed on September 29, 2016. As a result, Benefactum Alliance became our wholly owned subsidiary. As of the day of this report, Sino Fortune Holding Corporation has a total of 342,960,000 shares of common stock outstanding.

Benefactum Alliance is a holding company incorporated under the laws of British Virgin Islands on March 15, 2016. On April 7, 2016, Benefactum Alliance incorporated Benefactum Sino Limited (“Benefactum Sino”) in Hong Kong SAR. Benefactum Sino, in turn, incorporated Benefactum Alliance (Shenzhen) Investment Consulting Company Limited (“Benefactum Shenzhen” or “WFOE”) in the People’s Republic of China with a registered capital of RMB 100,000 on April 21, 2016. WFOE has entered into a series of contractual agreements with Benefactum Alliance Business Consultant (Beijing) Co., Ltd. (“Benefactum Beijing”), a company incorporated in the People’s Republic of China on September 10, 2013 with a registered capital of RMB50,000,000.

The acquisition of Benefactum Alliance was accounted for as a recapitalization effected by a share exchange, wherein Benefactum Alliance is considered the acquirer for accounting and financial reporting purposes with no adjustment to the historical basis of its assets and liabilities. Benefactum Alliance’s Shareholders become the majority shareholders and have control of the Company and, Sino Fortune was a non-operating public shell prior to the acquisition. As a result of the acquisition of Benefactum Alliance, Sino Fortune is no longer a shell company. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination.

Benefactum Sino is an intermediate holding company and Benefactum Shenzhen is a wholly foreign owned entity (“WFOE”) of Benefactum Sino, Benefactum Shenzhen had no operations prior to reverse merger with Sino Fortune. Accordingly, the accompanying pro forma consolidated financial statements present the accounts of Sino Fortune and Benefactum Alliance (Beijing), the operating entity that was incorporated and based in PRC.

The accompanying pro forma consolidated statements of operations are for the year ended December 31, 2015, as if the acquisition occurred on January 1, 2015. The accompanying pro forma consolidated balance sheets present the accounts of Sino Fortune and Benefactum Alliance (Beijing) as if the acquisition occurred on January 1, 2015.

The following adjustments would be required if the acquisition occurred as indicated above:

a.	Reflection of the issuance of 337,500,000 shares to the shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.

b.	Elimination of Sino Fortune’s capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments	Pro Forma Consolidated
	(historical)	(historical)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1,411	$1,673,799	(1,411)	$1,673,799
Prepayments		-		-
Other receivable and deposit		966,610		966,610
Total current assets		2,640,409		2,640,409

Property and equipment, net	7,000	143,187	(7,000)	143,187
TOTAL ASSETS	$8,411	$2,783,596		$2,783,596
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$442	$275,625	(442)	$275,625
Business and related taxes payable		142,652		142,652
Other payable		1,481,136		1,481,136
Loan from director	8,250	-	(8,250)	-	B
TOTAL LIABILITIES	8,692	1,899,413		1,899,413
COMMITMENTS AND CONTINGENCIES EQUITY
Common Stock	3,500	-	337,500	341,000	A/B
Additional paid-in capital	-	1,721,020	(341,000)	1,380,020	A/B
Accumulated deficit	(3,781)	(837,466)	3,781	(837,466	)B
Accumulated other comprehensive income (deficit)	-	629		629
Total Equity	(281)	884,183		884,183

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$8,411	$2,783,596		$2,783,596

(1)	Source: audited financial statements of Sino Fortune as of December 31, 2014, as filed on Form 10KT filed with the SEC on September 20, 2016.

(2)	Source: audited financial statements of Benefactum Alliance (Beijing) Co., Ltd (“Benefactum Alliance “) as of December 31, 2014, as filed in this Form 8K filed with the SEC.

(A)	Reflection of the issuance of 337,500,000 to the ultimate shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.

(B)	Elimination of Sino Fortune’s capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.

See accompanying notes to pro forma consolidated financial statements.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments		Pro Forma Consolidated
	(historical)	(historical)
Net sales	$-	$2,422,538	$		$2,422,538
OPERATING EXPENSES
Selling, general and administrative expenses	3,781	3,189,499			3,193,280
Business and related taxes		50,618			50,618
Depreciation		11,724			11,724
Total operating expenses	3,781	3,251,841			3,255,622
INCOME (LOSS) FROM OPERATIONS	(3,781)	(829,303)			(833,084)
Interest Income		1,853			1,853
Interest expense and bank charges		(903)			(903)
Other	-	(9,113)			(9,113)
Total other expenses, net	(3,781)	(8,163)			(11,944)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(3,781)	(837,466)			(841,247)
OTHER COMPREHENSIVE LOSS		(26,208)			(26,208)
COMPREHENSIVE INCOME (LOSS)	$(3,781)	$(863,674)	$		$(867,455)
Earnings per share	$(0.00)	$(0.00)	$		$(0.00)
Weighted average shares outstanding	1,021,401			337,500,000	338,521,401

NOTE 1 BASIS OF PRESENTATION

On May 13, 2016, Sino Fortune Holding Corporation (“Sino Fortune”) entered into a share exchange agreement (the “Share Exchange Agreement”) and on September 14, 2016, we entered into an amendment to the Share Exchange Agreement (the “Amendment”) with Benefactum Alliance Holdings Company Limited, a British Virgin Islands company, the (“Benefactum Alliance”), and all the shareholders of Benefactum Alliance, namely, Mr. Bodang Liu, Avis Genesis Inc. and Manor Goldie Inc. (each a “Shareholder” and collectively the “Shareholders”), to acquire all the issued and outstanding capital stock of Benefactum Alliance in exchange for the issuance to the Shareholders an aggregate of 337,500,000 restricted shares of our common stock (the “Reverse Merger”).The Reverse Merger closed on September 29, 2016. As a result, Benefactum Alliance became our wholly owned subsidiary. As of the day of this report, Sino Fortune Holding Corporation has a total of 342,960,000 shares of common stock outstanding.

Benefactum Alliance is a holding company incorporated under the laws of British Virgin Islands on March 15, 2016. On April 7, 2016, Benefactum Alliance incorporated Benefactum Sino Limited (“Benefactum Sino”) in Hong Kong SAR. Benefactum Sino, in turn, incorporated Benefactum Alliance (Shenzhen) Investment Consulting Company Limited (“Benefactum Shenzhen” or “WFOE”) in the People’s Republic of China with a registered capital of RMB 100,000 on April 21, 2016. WFOE has entered into a series of contractual agreements with Benefactum Alliance Business Consultant (Beijing) Co., Ltd. (“Benefactum Beijing”), a company incorporated in the People’s Republic of China on September 10, 2013 with a registered capital of RMB50,000,000.

The acquisition of Benefactum Alliance was accounted for as a recapitalization effected by a share exchange, wherein Benefactum Alliance is considered the acquirer for accounting and financial reporting purposes with no adjustment to the historical basis of its assets and liabilities. Benefactum Alliance’s Shareholders become the majority shareholders and have control of the Company and, Sino Fortune was a non-operating public shell prior to the acquisition. As a result of the acquisition of Benefactum Alliance, Sino Fortune is no longer a shell company. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination.

Benefactum Sino is an intermediate holding company and Benefactum Shenzhen is a wholly foreign-owned entity (“WFOE”) of Benefactum Sino, Benefactum Shenzhen had no operations prior to reverse merger with Sino Fortune. Accordingly, the accompanying pro forma consolidated financial statements present the accounts of Sino Fortune and Benefactum Alliance (Beijing), the operating entity that was incorporated and based in PRC.

The accompanying pro forma consolidated statements of operations are for the year ended December 31, 2014, as if the acquisition occurred on January 1, 2014. The accompanying pro forma consolidated balance sheets present the accounts of Sino Fortune and Benefactum Alliance (Beijing) as if the acquisition occurred on January 1, 2014.

The following adjustments would be required if the acquisition occurred as indicated above:

a.	Reflection of the issuance of 337,500,000 shares to the shareholders of Benefactum Alliance, resulting in 342,960,000 total shares outstanding of Sino Fortune after the reverse merger.

b.	Elimination of Sino Fortune’s capital accounts and accumulated deficit as a result of recapitalization, and reflection of payment of all liabilities of Sino Fortune prior to closing.